Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis by Level Within Fair Value Hierarchy (Detail) - Fair Value, Recurring - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	$ 65,190	$ 137,467	$ 75,945
Gross Unrealized Holding Gains	22		1
Gross Unrealized Holding Loss		(60)
Aggregate Fair Value	65,212	137,407	75,946
Amortized Costs	4,285	8,085
Aggregate Fair Value	4,285	8,085
Level 1 | Cash equivalents | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	29,761	21,889	43,058
Aggregate Fair Value	29,761	21,889	43,058
Level 1 | Short-term investments | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		13,981
Gross Unrealized Holding Loss		(1)
Aggregate Fair Value		13,980
Level 2 | Cash equivalents | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	2,299
Aggregate Fair Value	2,299
Level 2 | Cash equivalents | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs		6,000
Aggregate Fair Value		6,000
Level 2 | Short-term investments | U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs			24,992
Gross Unrealized Holding Gains			1
Aggregate Fair Value			24,993
Level 2 | Short-term investments | Corporate debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	17,357	30,852	7,895
Gross Unrealized Holding Gains	19
Gross Unrealized Holding Loss		(36)
Aggregate Fair Value	17,376	30,816	$ 7,895
Level 2 | Short-term investments | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	10,972	44,263
Aggregate Fair Value	10,972	44,263
Level 2 | Short-term investments | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	4,801	20,482
Gross Unrealized Holding Gains	3
Gross Unrealized Holding Loss		(23)
Aggregate Fair Value	4,804	20,459
Level 3 | Redeemable convertible preferred stock warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Costs	4,285	8,085
Aggregate Fair Value	$ 4,285	$ 8,085